Pay vs Performance Disclosure	12 Months Ended
	Dec. 25, 2022 USD ($)	Dec. 26, 2021 USD ($)	Dec. 27, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Cumulative Total Shareholder Return (“TSR”) on $100 Initial Investment		(in thousands)
	Summary Compensation Table - PEO #1(1) ($)	Compensation Actually Paid - PEO #1(2) ($)	Summary Compensation Table - PEO #2(1) ($)	Compensation Actually Paid - PEO #2(2) ($)	Summary Compensation Table - Non-PEO NEO(1) ($)	Compensation Actually Paid - Non-PEO NEO(2) ($)	PPC TSR	Peer Group TSR	Net Income ($)	CSM: Profit Before Taxes Margin (%)
2022	3,011,423	95,033	—	—	1,609,641	1,203,303	$72.19	$87.04	746,538	6.1%
2021	8,581,691	16,487,836	—	—	1,905,296	2,716,224	83.56	102.90	31,268	5.1%
2020	2,546,931	(2,709,606)	723,665	(11,406,682)	—	—	58.69	86.84	95,070	3.1%

Company Selected Measure Name	Profit Before Taxes Margin
Named Executive Officers, Footnote [Text Block]	The PEOs and Other NEOs for each year reported in this table are:

Year	PEO #1	PEO #2	Other NEOs
2022	Fabio Sandri	N/A	Matthew Galvanoni
2021	Fabio Sandri	N/A	Matthew Galvanoni
2020	Fabio Sandri	Jayson Penn	N/A

Peer Group Issuers, Footnote [Text Block]	Our peer group used for the TSR calculation is the peer group used to show our performance in our Form 10-K, which is comprised of two companies: Hormel Foods Corp and Tyson Foods Inc.
Adjustment To PEO Compensation, Footnote [Text Block]	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the SCT total related to pension value is not needed. The following table shows items added to or deducted from the Total Compensation in the Summary Compensation Table in order to calculate the amount of executive Compensation Actually Paid (or “CAP”), as shown in table above:

	2022			2021			2020
Adjustments	PEO #1 ($)	PEO #2 ($)	Average of Other NEOs ($)	PEO #1 ($)	PEO #2 ($)	Average of Other NEOs ($)	PEO #1 ($)	PEO #2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	$3,011,423	$—	$1,609,641	$8,581,691	$—	$1,905,296	$2,546,931	$723,665	$—
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(731,408)	—	(406,338)	(6,062,913)	—	(921,087)	(1,425,900)	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	—	—	13,044,043	—	1,506,985	2,472,077	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(2,289,880)	—	—	1,149,663	—	—	(559,648)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	225,030	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	104,898	—	—	4,589	—	—	(1,786,666)	(1,787,262)	—
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	(229,237)	—	—	(3,956,400)	(10,343,085)	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$95,033	$—	$1,203,303	$16,487,836	$—	$2,716,224	$(2,709,606)	$(11,406,682)	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,609,641	$ 1,905,296	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,203,303	2,716,224	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the SCT total related to pension value is not needed. The following table shows items added to or deducted from the Total Compensation in the Summary Compensation Table in order to calculate the amount of executive Compensation Actually Paid (or “CAP”), as shown in table above:

	2022			2021			2020
Adjustments	PEO #1 ($)	PEO #2 ($)	Average of Other NEOs ($)	PEO #1 ($)	PEO #2 ($)	Average of Other NEOs ($)	PEO #1 ($)	PEO #2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	$3,011,423	$—	$1,609,641	$8,581,691	$—	$1,905,296	$2,546,931	$723,665	$—
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(731,408)	—	(406,338)	(6,062,913)	—	(921,087)	(1,425,900)	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	—	—	13,044,043	—	1,506,985	2,472,077	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(2,289,880)	—	—	1,149,663	—	—	(559,648)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	225,030	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	104,898	—	—	4,589	—	—	(1,786,666)	(1,787,262)	—
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	(229,237)	—	—	(3,956,400)	(10,343,085)	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$95,033	$—	$1,203,303	$16,487,836	$—	$2,716,224	$(2,709,606)	$(11,406,682)	$—

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The charts shown below compare the company-selected financial measure of PBT margin, net income, and PPC and peer group TSR as described above with executive compensation actually paid (or “CAP”) for each of the three most recent years:

Total Shareholder Return Vs Peer Group [Text Block]	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 29, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
Tabular List [Table Text Block]

Financial Performance Measures
PBT Margin(1)
U.S. EBIT per processed pound(2)
Mexico EBIT margin(3)
U.K. and Europe EBIT margin(4)
(1)PBT Margin is defined as income (loss) before income taxes as a percentage of the Company’s net sales. For a reconciliation of this non-GAAP financial measure for fiscal year 2022, see Annex A at the end of this proxy statement.
(2)U.S. EBIT per processed pound (in cents) is defined in the CD&A under “Performance Metrics for 2022 Program.”
(3)Mexico EBIT margin is defined in the CD&A under “Performance Metrics for 2022 Program.”
(4)U.K. and Europe EBIT margin is defined in the CD&A under “Performance Metrics for 2022 Program.”

Total Shareholder Return Amount	$ 72.19	83.56	58.69
Peer Group Total Shareholder Return Amount	87.04	102.90	86.84
Net Income (Loss)	$ 746,538,000	$ 31,268,000	$ 95,070,000
Company Selected Measure Amount	0.061	0.051	0.031
PEO Name	Fabio Sandri	Fabio Sandri
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2022 to our company’s performance, is Profit Before Taxes Margin (or “PBT Margin”). PBT Margin is a non-GAAP financial measure that takes GAAP Profit Before Taxes, adds back litigation settlement expense and in prior years, other nonrecurring items, and divides by Net Sales. For a reconciliation of this non-GAAP financial measure for fiscal year 2022, see Annex A at the end of this proxy statement.
Fabio Sandri [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,011,423	$ 8,581,691	$ 2,546,931
PEO Actually Paid Compensation Amount	95,033	16,487,836	$ (2,709,606)
PEO Name			Fabio Sandri
Jayson Penn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	$ 723,665
PEO Actually Paid Compensation Amount	$ 0	0	$ (11,406,682)
PEO Name			Jayson Penn
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	PBT Margin(1)
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	U.S. EBIT per processed pound(2)
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Mexico EBIT margin(3)
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	U.K. and Europe EBIT margin(4)
PEO [Member] | Fabio Sandri [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (731,408)	(6,062,913)	$ (1,425,900)
PEO [Member] | Fabio Sandri [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	13,044,043	2,472,077
PEO [Member] | Fabio Sandri [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,289,880)	1,149,663	(559,648)
PEO [Member] | Fabio Sandri [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fabio Sandri [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	104,898	4,589	(1,786,666)
PEO [Member] | Fabio Sandri [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(229,237)	(3,956,400)
PEO [Member] | Fabio Sandri [Member] | Equity Awards Granted in Prior Year to Vesting, Dividends or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jayson Penn [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jayson Penn [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jayson Penn [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jayson Penn [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jayson Penn [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,787,262)
PEO [Member] | Jayson Penn [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(10,343,085)
PEO [Member] | Jayson Penn [Member] | Equity Awards Granted in Prior Year to Vesting, Dividends or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(406,338)	(921,087)	0
Non-PEO NEO [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,506,985	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	225,030	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year to Vesting, Dividends or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0